Stock-Based Compensation - Schedule of Range of Exercise Prices of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	23,000,000	25,000,000	30,000,000
Weighted average exercise price, Options outstanding	$ 20.29	$ 20.45	$ 19.80
Weighted average remaining contractual life (in years)	5.49
Number of options, Options exercisable	9,000,000	12,000,000
Weighted average exercise price, Options exercisable	$ 18.08	$ 19.93
Weighted average remaining contractual life (in years), Options exercisable	2.37
$12.64 - $20.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	11,000,000
Weighted average exercise price, Options outstanding	$ 17.27
Weighted average remaining contractual life (in years)	4.00
Number of options, Options exercisable	7,000,000
Weighted average exercise price, Options exercisable	$ 17.06
Weighted average remaining contractual life (in years), Options exercisable	2.09
$21.00 - $24.93 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number of options, Options outstanding	12,000,000
Weighted average exercise price, Options outstanding	$ 23.26
Weighted average remaining contractual life (in years)	6.95
Number of options, Options exercisable	2,000,000
Weighted average exercise price, Options exercisable	$ 21.27
Weighted average remaining contractual life (in years), Options exercisable	3.25